Investments in Associates (Parenthetical) (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Feb. 15, 2024	Dec. 31, 2021
Disclosure of joint ventures [line items]
Effective percentage of ownership				20.00%
Percentage of ownership interest including holding in treasury stock				14.29%
Investment in associates accounted for using equity method		₩ 6,176,889		₩ 5,844,464			₩ 5,232,373
Taebaek Guinemi Wind Power Co., Ltd
Disclosure of joint ventures [line items]
Effective percentage of ownership				50.00%
UD4M Co., Ltd.
Disclosure of joint ventures [line items]
Effective percentage of ownership	[1]	14.29%		14.29%
Percentage of ownership interest including holding in treasury stock		14.29%
Investment in associates accounted for using equity method		₩ 150		₩ 161			144
Saemangeum Sebit Power Plant Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership	[1]	55.00%		63.09%
Investment in associates accounted for using equity method		₩ 37,191	[2]	₩ 23,199	[3]		6,000
Environment and Energy Co., Ltd
Disclosure of joint ventures [line items]
Effective percentage of ownership	[1]	10.54%		10.54%
Investment in associates accounted for using equity method		₩ 9	[4]	₩ 10	[4]		₩ 0
Korea Gas Corporation
Disclosure of joint ventures [line items]
Investment in associates accounted for using equity method		₩ 1,970,642		₩ 2,085,296
Discount rate used to estimate current value in use		4.01%		5.20%
Korea Power Exchange [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership		100.00%		100.00%
KNOC Nigerian East Oil [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership				20.00%
Samcheok Eco Materials Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership				25.54%
Nominal percentage of ownership associate		2.35%		2.35%
Dongducheon Dream Power [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership		34.01%		34.01%
YTN Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Percentage Of Shares Sold						(21.43%)
Proceeds From Sale Of Shares						₩ 221,490
Bottom of range [member] | Saemangeum Sebit Power Plant Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership		50.00%		50.00%
Bottom of range [member] | Korea Electric Power Corporation Fund [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership		50.00%		50.00%
Bottom of range [member] | Nepal Water Energy Development Company Private Limited [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership		50.00%		50.00%
Top of range [member] | UD4M Co., Ltd.
Disclosure of joint ventures [line items]
Effective percentage of ownership		20.00%
Top of range [member] | Environment and Energy Co., Ltd
Disclosure of joint ventures [line items]
Effective percentage of ownership		20.00%		20.00%
Top of range [member] | Gangwon Wind Power Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership		20.00%		20.00%
Top of range [member] | KNOC Nigerian East Oil [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership		20.00%
Top of range [member] | Samcheok Eco Materials Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership		25.54%
Top of range [member] | Namjeongsusang Solar Power Operation Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership		20.00%		20.00%
Top of range [member] | Yeomsubong Wind Power Co., Ltd
Disclosure of joint ventures [line items]
Effective percentage of ownership				20.00%

[1]	The percentage of ownership shown above is after considering the treasury stocks and others.
[2]	The effective percentage of ownership decreased due to the disproportionate paid-in capital increase during the year ended December 31, 2023. The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.
[3]	The effective percentage of ownership decreased due to the disproportionate paid-in capital increase during the year ended December 31, 2022. The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.
[4]	The effective percentage of ownership is less than 20%. However, the entity is classified as an associate because the Company exercises significant influence over the entity.